COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Contractual commitments	$ 0	$ 0
National Holdings Investments Ltd [Member]
Contractual commitments		$ 0